SEGMENT INFORMATION (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) segment	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Operating Segments
Number of operating segments | segment	1
Profit (loss)	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Assets	3,265,005	6,165,981
Liabilities	(1,493,799)	(1,454,103)
Business segments
Operating Segments
Sales	25,444	189,254	518,506
Other	1,019,769	441,476	344,112
Totals	1,045,213	630,730	862,618
Profit (loss)	(6,425,604)	(5,463,872)	(8,403,826)
Assets	3,265,005	6,165,981	12,108,297
Liabilities	(1,493,799)	(1,454,103)	(1,529,253)
Amortization\depreciation	(156,248)	(303,749)	(371,611)
Purchases of equipment	$ 5,353	$ 2,385	$ 234,799